UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

CORE BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Core Bond Fund

Performance review

For the six months ended June 30, 2021, Class I shares of Western Asset Core Bond Fund returned -1.84%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned -1.60% for the same period. The Lipper Core Bond Funds Category Averageii returned -1.09% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	-2.02%
Class C	-2.28%
Class C1	-2.16%
Class FI	-2.01%
Class R	-2.10%
Class I	-1.84%
Class IS	-1.82%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Lipper Core Bond Funds Category Average	-1.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended, June 30, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.27%, 0.64%, 0.92%, 1.35%, 1.01%, 1.69% and 1.72%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.61%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.53%, 1.26%, 0.81%, 1.14%, 0.55% and 0.43%, respectively.

Western Asset Core Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class A, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax

IV	Western Asset Core Bond Fund

liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 512 funds in the Fund’s Lipper category, and excluding sales changes, if any.

Western Asset Core Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.02%	$1,000.00	$979.80	0.82%	$4.03	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-2.28	1,000.00	977.20	1.51	7.40	Class C	5.00	1,000.00	1,017.31	1.51	7.55
Class C1	-2.16	1,000.00	978.40	1.25	6.13	Class C1	5.00	1,000.00	1,018.60	1.25	6.26
Class FI	-2.01	1,000.00	979.90	0.80	3.93	Class FI	5.00	1,000.00	1,020.83	0.80	4.01
Class R	-2.10	1,000.00	979.00	1.15	5.64	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	-1.84	1,000.00	981.60	0.45	2.21	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	-1.82	1,000.00	981.80	0.42	2.06	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 30.4%
Communication Services — 3.2%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$5,675,823
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	12,763,212
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	17,400,867
AT&T Inc., Senior Notes	2.250%	2/1/32	7,070,000	6,946,644
AT&T Inc., Senior Notes	3.100%	2/1/43	17,540,000	17,221,417
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	3,694,218
AT&T Inc., Senior Notes	3.500%	9/15/53	11,000	11,068	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	10,431,000	10,481,163	(a)
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	246,748
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,528,564
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,552,000	2,762,382
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	7,671,000	8,339,014
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	2,250,000	2,226,570
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	4,800,000	4,842,931
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,538,645
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,967,502
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,111,773
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	7,325,198
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	11,219,823
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,975,733
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,500,429
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	6,732,522
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	21,920,503
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	38,438,000	45,988,240

See Notes to Financial Statements.

4	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	$2,097,000	$2,756,770
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	15,715,154
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	7,514,361
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,422,985
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	6,666,649
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	790,853
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	11,586,000	14,359,309
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	16,982,912
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	14,256,279
Total Diversified Telecommunication Services				291,886,261
Entertainment — 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	322,000	346,597
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	51,225
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,972,224
Total Entertainment				3,370,046
Interactive Media & Services — 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,723,848
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	3,152,214
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,616,821
Alphabet Inc., Senior Notes	2.050%	8/15/50	6,180,000	5,465,691
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	37,712,000	41,344,685	(a)
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	2,992,409	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	7,000,000	6,871,723	(b)
Total Interactive Media & Services				65,167,391
Media — 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	28,196,086
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes See Notes to Financial Statements.	3.750%	2/15/28	940,000	1,037,487

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	$6,296,000	$7,134,521
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	29,919,522
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,497,294
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	227,597
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,197,000	10,087,178
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	3,412,931
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,659,530
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,367,640
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	8,423,053
Comcast Corp., Senior Notes	3.100%	4/1/25	440,000	475,704
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	7,169,423
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	5,264,625
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	3,198,069
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	31,021,465
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,330,921
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	17,392,631
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	5,052,929
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,618,790
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,952,679
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,587,338
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,038,725
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	737,351
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	7,142,003

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	4.700%	10/15/48	$4,362,000	$5,633,596
Comcast Corp., Senior Notes	3.450%	2/1/50	2,820,000	3,050,260
Comcast Corp., Senior Notes	2.800%	1/15/51	2,450,000	2,361,420
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	23,393,951
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,626,306
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	589,295
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,375,280
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	6,561,717
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	22,342
Total Media				231,559,659
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,659,241
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,416,125	1,424,827	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,318,125	1,417,644	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	7,410,339
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,472,822
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	1,640,000	1,669,413
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	15,420,000	17,289,675
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	4,968,600
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	8,270,000	8,188,995
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,762,249
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,020,000	4,970,654

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	$2,300,000	$2,299,080
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	7,660,490
Total Wireless Telecommunication Services				66,194,029
Total Communication Services				658,177,386
Consumer Discretionary — 1.6%
Automobiles — 0.1%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	949,000	950,920	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	8,014,000	8,064,889
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	974,361
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	5,898,263
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	976,303
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,176,399
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	1,067,847
Total Automobiles				19,108,982
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	11,596,753
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	1,084,148
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,772,204
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	8,103,651
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	4,394,579
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,745,596
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,671,476
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,714,043
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	8,874,570
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,648,289
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,574,094
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	888,200
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	11,036,270
Sands China Ltd., Senior Notes	4.600%	8/8/23	5,208,000	5,548,160
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	8,464,493
Total Hotels, Restaurants & Leisure				85,116,526
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,682,000	1,766,655
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	199,830
Total Household Durables				1,966,485

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	$26,048,000	$28,480,946
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	8,239,685
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	10,065,336
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,811,081
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,882,133
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	4,588,797
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	8,008,936
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,123,610
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	26,685,564
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	17,151,997
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	6,109,767
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	12,139,430	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	14,905,990	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	12,612,603	(a)
Total Internet & Direct Marketing Retail				164,805,875
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	688,965
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,446,351
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	874,342
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,688,576
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	5,345,342
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	975,258
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	10,322,146
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,316,320
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	7,062,783
Total Specialty Retail				37,031,118
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,968,784
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,527,250
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,484,866
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	3,100,773
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	1,320,488
Total Textiles, Apparel & Luxury Goods				21,402,161
Total Consumer Discretionary				330,120,112

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 1.6%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$13,236,000	$14,625,318
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	13,467,082
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,446,894
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	19,655,000	23,434,609
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	3,017,305
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	12,448,405
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	24,039,555
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,945,457
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	4,174,402
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,980,378
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	3,073,474
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,519,164
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	376,716
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,768,881
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	799,052
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	817,212
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,373,224
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	522,498
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,350,362
PepsiCo Inc., Senior Notes	3.625%	3/19/50	1,070,000	1,254,835
PepsiCo Inc., Senior Notes	3.875%	3/19/60	1,700,000	2,101,873
Total Beverages				128,536,696
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	11,573,090
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,878
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	5,116,916
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	359,117	437,004
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,139,426	4,849,616

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — continued
Walmart Inc., Senior Notes	3.400%	6/26/23	$2,430,000	$2,575,119
Walmart Inc., Senior Notes	3.550%	6/26/25	2,070,000	2,283,648
Walmart Inc., Senior Notes	3.050%	7/8/26	7,308,000	8,005,329
Walmart Inc., Senior Notes	3.700%	6/26/28	9,233,000	10,517,079
Total Food & Staples Retailing				45,367,679
Food Products — 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,237,625	(a)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,773,325	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,629,761	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,937,298
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,757,398
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	360,297
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	44,042
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,473,487	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	10,719,403	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	3,146,793	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,237,380	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	10,205,929
Total Food Products				52,522,738
Household Products — 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	2,003,508
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,301,460
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,787,517
Total Household Products				7,092,485
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,852,138
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	10,184,498
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,039,000	4,685,621
Altria Group Inc., Senior Notes	2.450%	2/4/32	140,000	135,547
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	5,733,844
Altria Group Inc., Senior Notes	5.950%	2/14/49	19,034,000	24,398,790
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	920,676
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	19,018,078
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	3,159,556
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	6,144,151
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,654,250	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	$1,567,000	$1,583,081
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,389,972
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,763,760
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,982,904
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	4,325,799
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,673,062
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,392,320
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,974,457
Total Tobacco				107,972,504
Total Consumer Staples				341,492,102
Energy — 5.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	212,374
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,311,946
Total Energy Equipment & Services				1,524,320
Oil, Gas & Consumable Fuels — 5.4%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	942,904
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	102,330
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	12,441,321
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	7,282,770
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	19,110,621
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	17,800,353
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	6,896,386
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,510,943
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,303,110
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,554,318
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	10,558,268
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,884,746

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	$14,290,000	$13,842,588
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	1,150,926
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	729,466
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,916,000	1,964,185
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	976,596
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,224,992
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	10,542,180	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	16,823,040	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,831,209
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,840,227
Chevron Corp., Senior Notes	2.978%	5/11/40	6,870,000	7,216,378
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	9,029,662
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	10,127,621
Chevron USA Inc., Senior Notes	5.250%	11/15/43	3,179,000	4,327,485
Chevron USA Inc., Senior Notes	5.050%	11/15/44	19,070,000	25,625,497
Chevron USA Inc., Senior Notes	4.950%	8/15/47	9,168,000	12,381,447
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	2,038,238
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	10,409,000	11,485,826
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	15,960,000	18,161,481
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	457,079
ConocoPhillips, Senior Notes	3.750%	10/1/27	4,894,000	5,505,082	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	18,303,000	21,264,054	(a)
ConocoPhillips, Senior Notes	6.950%	4/15/29	573,000	781,542
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	2,034,640
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	3,067,199
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	16,253,714
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,770,000	4,274,351
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,259,000
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,106,256	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,412,000	1,553,625	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	11,940,000	14,787,847

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	4.750%	5/15/42	$9,470,000	$10,722,202
Devon Energy Corp., Senior Notes	5.000%	6/15/45	12,450,000	14,652,211
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	2,837,772
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	3,352,000	3,591,413
Ecopetrol SA, Senior Notes	5.875%	5/28/45	59,615,000	63,951,991
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,973,432
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	7,391,550
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,321,283
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	2,207,606
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	4,418,748
Energy Transfer LP, Senior Notes	3.750%	5/15/30	18,980,000	20,635,924
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	624,604
Energy Transfer LP, Senior Notes	6.250%	4/15/49	6,394,000	8,404,629
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	11,515,265
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	5,031,567
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	19,834,508
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	661,578
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	686,824
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	2,135,140
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	502,129
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	6,332,717
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	730,000	901,151
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	1,440,000	1,663,759
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	7,250,000	7,792,576
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	530,000	592,234
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	228,704
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	15,513,985

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	3.900%	4/1/35	$6,800,000	$7,878,658
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	22,177,389
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	695,295
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	18,780,999
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,199,729
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	13,802,928
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	6,978,763
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	2,390,562
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,328,380
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	3,555,740
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	4,362,581
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	15,094,600	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	13,605,147	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	3,718,650	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	368,395
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,971,333
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	155,509
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	873,680
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	1,013,935
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	678,516
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	176,081
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	2,004,948
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	21,472,456
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	4,270,000	5,536,979
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,194,246
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	9,000,000	10,154,970	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	3,004,635
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	4,235,506
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,977,647

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.500%	4/15/38	$4,308,000	$4,949,666
MPLX LP, Senior Notes	4.700%	4/15/48	7,377,000	8,592,575
MPLX LP, Senior Notes	5.500%	2/15/49	3,224,000	4,182,365
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	698,318
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	10,350,000	10,595,812
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	8,500,000	8,701,875
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	694,613
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,576,456
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,243,266
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	11,635,969
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	10,669,709
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,657,690
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	17,667,619
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,951,286
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,441,058
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,593,628
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	3,122,959
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	4,301,339
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,488,044	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,081,000	3,271,621
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,360,188
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	32,493,086	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	8,143,117	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,760,663

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	$5,746,000	$4,697,068
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	3,401,937
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	10,820,764
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,968,672
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,872,285
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	8,210,000	8,056,394
Qatar Petroleum, Senior Notes	2.250%	7/12/31	28,700,000	28,394,919	(a)(c)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	17,500,000	17,435,425	(a)(c)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	14,270,000	14,270,000	(a)(c)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	234,333	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	158,761	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	7,193,048
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	8,624,684
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	11,777,567
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,811,123
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	5,015,987
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,432,521
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	18,113,403
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	19,947,472	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,695,886
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	2,201,440	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	21,618,508
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	5,418,165
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	2,630,000	2,782,369

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	$1,700,000	$1,691,896	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	331,000	335,033
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	8,626,953
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,803,403
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,947,137
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	32,009
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	9,791,905
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,424,369
Total Oil, Gas & Consumable Fuels				1,121,953,620
Total Energy				1,123,477,940
Financials — 9.2%
Banks — 6.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,517,712	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	7/16/21	1,030,000	1,035,150	(d)(e)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,825,847
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	29,730,187
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.308%	4/12/23	2,149,000	2,178,949	(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,795,874
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,361,102
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,420,736
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	5,033,806
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	12,287,472
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	52,115,644	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,919,238	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	16,258,963	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,322,919	(d)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	$15,406,000	$16,790,026	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,178,014	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,497,139	(d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	4,328,575	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,642,302	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	25,754,052	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	30,101,412	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	14,453,932	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,931,699
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,156,566
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,241,977
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	19,569,605
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	13,223,803
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,452,449	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	7,196,545
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,331,095
Barclays PLC, Senior Notes	3.684%	1/10/23	11,060,000	11,249,991

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	$4,899,000	$5,741,427	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	9,159,510	(d)
BBVA USA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,727,419
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,643,752	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	9,114,587	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	9,116,813	(a)(d)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	12,488,254	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	17,775,315	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	10,493,696	(a)(d)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,952,581	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	5,061,631	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,195,952
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	13,111,410
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,335,673
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	9,074,769
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,197,939
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,588,825	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	58,634,283	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,578,563	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	19,782,236	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	20,466,698	(d)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	$8,960,000	$10,472,628	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,949,949
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	5,084,161
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,172,336
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,518,135
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	28,906,040
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	562,294
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	838,107
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	868,556
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,925,430
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	912,906
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,850,100
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	14,430,990
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	10,086,769
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	917,863
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,516,881	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	6,038,840	(a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	4,068,328	(a)(d)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	42,493,540
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,428,029	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,757,969	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,839,095	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	11,392,164	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	5,360,000	5,386,582	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	5,188,655	(a)(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	$997,000	$1,125,368
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	3,225,473
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	19,687,467	(d)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	11,567,524	(d)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,934,189	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	223,233
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,709,856
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,624,588	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,360,167	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	11,386,756	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	13,234,572	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	20,174,414	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	12,247,991	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	18,352,417	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	5,196,702	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	7,080,240	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	21,000,076	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,540,532	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	20,118,564	(d)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	$6,000,000	$7,112,028	(d)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,556,650
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	11,084,792
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,655,093
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	11,345,667
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	11,284,000	11,287,640
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	8,013,685
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,938,225	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	3,221,431
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,297,822	(d)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,428,185	(d)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,746,718	(a)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	11,150,100
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,839,946
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,791,000	1,819,845
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	628,554	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	555,151	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,723,175	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,467,826
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,822,421
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	15,194,080
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,576,207
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	8,294,212
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	9,900,838

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	$15,830,000	$16,172,969	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	12,577,604	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	16,240,000	17,211,546	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	14,718,969	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	82,290,000	112,954,530	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,896,758
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	144,158
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	14,517,639
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	574,413
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	2,085,976
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,869,892
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,749,655
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	19,402,630
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	16,636,889
Total Banks				1,386,714,509
Capital Markets — 1.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,965,496
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,547,377
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,891,131
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,867,786
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	2,078,785	(a)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	9,200,000	9,498,450	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	20,253,655	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	457,000	517,884
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/2/21	32,000	31,792	(d)(e)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	$815,000	$817,843
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	295,895
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,993,742
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,939,165
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,099,553
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,462,832
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	8,813,468
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	11,062,345
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,847,832
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	8,173,614
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	6,496,000	8,508,034
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,539,693	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	9,894,917	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	26,014,797	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	26,815,000	30,602,979	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	570,000	597,096	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,457,183
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,440,893
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	24,013,755
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	442,056	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/2/21	1,430,000	0	*(e)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(f)(g)(h)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(g)(h)(i)(j)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$18,980,000	$19,715,900	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	22,376,881	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	26,781,442	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	8,365,862	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,312,880	(d)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,141,360
UBS AG, Senior Notes	1.750%	4/21/22	9,270,000	9,374,774	(a)
UBS AG, Senior Notes	4.500%	6/26/48	179,000	234,311	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	30,822,504	(a)(d)(e)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,346,343	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	3,048,953	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	12,769,437	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,272,766	(a)(d)
Total Capital Markets				382,233,461
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,331
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	21,787,293
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,295,488	(a)(d)
Total Consumer Finance				29,093,112
Diversified Financial Services — 0.1%
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	7,236,000	7,245,877	(a)(d)

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.910%	12/21/65	$3,743,000	$3,198,581	(a)(d)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,348,304	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,889,767	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	658,131	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	9,261,056	(g)(h)
Total Diversified Financial Services				28,601,716
Insurance — 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	92	130	(a)(e)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	2,258	2,260	(a)(d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	5,081,000	5,929,014
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	4,044,690
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	9,141,011
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	168,000	186,911
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,278,981
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,760,922	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,893,988	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	8,196,036
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,823,593	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	5,139,749	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,547,925	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	$93,000	$141,228	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,560,722	(a)
Total Insurance				80,647,160
Total Financials				1,907,289,958
Health Care — 2.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	1,424,000	1,448,102
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,729,627
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,598,977
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	27,489,623
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,449,828
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,395,251
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,991,034
AbbVie Inc., Senior Notes	3.200%	11/21/29	33,920,000	36,867,013
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	283,245
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,269,000	15,928,505
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,569,850
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,887,211
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	877,488
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	5,039,710
Total Biotechnology				127,555,464
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	12,269,398
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,367,604
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	5,047,736
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	6,421,000	6,881,731
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,229,000	1,339,211
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,753,934
Medtronic Inc., Senior Notes	3.500%	3/15/25	946,000	1,038,985
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	538,819
Total Health Care Equipment & Supplies				31,237,418
Health Care Providers & Services — 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	792,311
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,252,449
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,872,195

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Anthem Inc., Senior Notes	2.950%	12/1/22	$3,627,000	$3,751,026
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,933,401
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,659,222
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	5,042,961
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,802,067
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	25,724,801
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	11,533,474
Cigna Corp., Senior Notes	4.900%	12/15/48	3,130,000	4,038,533
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	420,363
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	193,216
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,529,000	1,610,602
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	5,080,659
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	3,082,451
CVS Health Corp., Senior Notes	4.300%	3/25/28	24,660,000	28,352,350
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	12,292,090
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	17,249,133
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,558,323
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,766,690
CVS Health Corp., Senior Notes	5.050%	3/25/48	11,548,000	15,027,287
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	4,929,293
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	693,129
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,322,088
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	4,185,170
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	12,933,815
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	961,657
Humana Inc., Senior Notes	4.950%	10/1/44	1,110,000	1,438,775
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	306,195
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,656,670
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	975,628
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,270,439
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,442,354
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,414,779
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	956,623
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	5,367,564
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	821,963
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	5,305,370
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,233,641
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	2,039,267
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	3,149,113

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	$4,227,000	$4,850,588
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,030,000	6,101,674
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,725,811
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	796,544
Total Health Care Providers & Services				238,913,754
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	2,722,000	2,728,718
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,406,971
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,243,093
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,872,880
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	2,245,000	2,500,936
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	8,017,359
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	17,176,000	19,268,631
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,311,000	1,795,983
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,000,000	3,923,378
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	392,663
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,719,200
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	9,331,426
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	10,749,123
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,509,822
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	8,157,845
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	4,268,588
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,817,615
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	7,442,626
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	6,184,266
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	5,419,539
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	13,458,994
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,792,134
Total Pharmaceuticals				141,001,790
Total Health Care				538,708,426
Industrials — 2.2%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,495,840
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	24,325,403
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,459,141
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,677,509
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,863,720
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,653,733

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	5.150%	5/1/30	$18,760,000	$22,232,562
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	14,259,070
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	578,523
Boeing Co., Senior Notes	5.705%	5/1/40	8,710,000	11,233,895
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,787,354
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	27,260,081
Boeing Co., Senior Notes	5.930%	5/1/60	5,180,000	7,166,380
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	833,538
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,070,000	3,948,789
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	2,170,160
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,881,000	2,482,902
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,217,681
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	688,927
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	10,249,259
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,240,640
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	52,756,632
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	3,180,552
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,586,683
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,799,450
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	6,336,028
Raytheon Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	23,829
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	1,038,579
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	5,972,306
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	12,454,861
Total Aerospace & Defense				254,974,027
Airlines — 0.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,030,000	4,087,497
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,466,057

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	$11,780,000	$12,664,595	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	12,349,482	(a)
Total Airlines				30,567,631
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	422,832
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	690,866
Total Building Products				1,113,698
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,652,982
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,575,861
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,827,809
Total Commercial Services & Supplies				10,056,652
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,797,906
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	3,016,796
Total Electrical Equipment				8,814,702
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	16,829,928
3M Co., Senior Notes	3.050%	4/15/30	771,000	847,880
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	4,156,428
General Electric Co., Senior Notes	3.450%	5/1/27	1,390,000	1,528,831
General Electric Co., Senior Notes	3.625%	5/1/30	7,870,000	8,783,713
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	1,093,094
General Electric Co., Senior Notes	6.875%	1/10/39	3,995,000	5,991,316
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,758,679
Total Industrial Conglomerates				43,989,869
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	2,033,079
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	15,339,504
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	3,076,977
Total Machinery				20,449,560
Road & Rail — 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,503,471
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,637,308
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	6,238,001
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	176,883	(a)

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Road & Rail — continued
Union Pacific Corp., Senior Notes	3.839%	3/20/60	$2,990,000	$3,413,620
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	7,382,183
Total Road & Rail				24,351,466
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,977,169
Transportation Infrastructure — 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	39,679,000	49,745,761	(a)
Total Industrials				449,040,535
Information Technology — 1.7%
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,654,761
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	897,583
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	5,630,156
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	18,588,451
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,782,608
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	6,110,984
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,366,330
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,695,792
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	8,437,624
Total IT Services				73,164,289
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	8,514,885
Broadcom Inc., Senior Notes	4.700%	4/15/25	15,520,000	17,494,400
Broadcom Inc., Senior Notes	3.150%	11/15/25	12,340,000	13,233,944
Broadcom Inc., Senior Notes	4.150%	11/15/30	5,000,000	5,612,611
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	941,183
Intel Corp., Senior Notes	4.750%	3/25/50	8,335,000	11,093,726
Micron Technology Inc., Senior Notes	2.497%	4/24/23	6,190,000	6,403,525
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	823,485
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	9,863,911
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	19,239,816
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	7,849,922
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	4,317,379	(a)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	9,385
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	4,132,333

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	$5,000,000	$6,030,633
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	8,239,574
Total Semiconductors & Semiconductor Equipment				123,800,712
Software — 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	9,017,461
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,388,952
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,082,267
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,453,030
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,262,653
Microsoft Corp., Senior Notes	3.300%	2/6/27	24,180,000	26,916,561
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	128,707
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	4,939,519
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,892,836
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	185,733
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	949,546
Oracle Corp., Senior Notes	1.650%	3/25/26	20,110,000	20,394,758
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	22,899,948
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,642,428
salesforce.com Inc., Senior Notes	3.700%	4/11/28	9,212,000	10,505,303
Total Software				136,659,702
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	16,346,671
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,641,171
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,908,863
Total Technology Hardware, Storage & Peripherals				31,896,705
Total Information Technology				365,521,408
Materials — 1.7%
Chemicals — 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	19,281,425	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	22,640,000	22,920,736	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,252,046	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	14,440,998	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	13,601,790	(a)
Total Chemicals				75,496,995
Metals & Mining — 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	9,727,919	(a)

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	$5,355,000	$6,163,779	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,455,135	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	1,035,325
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	11,809,607
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	401,861
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,718,995
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,698,833	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	31,500,000	33,275,649	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,422,455	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	161,546	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,069,234	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	13,095,282	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	6,675,850	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,376,582	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	30,968,000	39,737,518
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	9,592,958
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,527,000	40,374,890
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,208,000	7,145,168
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,712,687
Total Metals & Mining				225,651,273
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	43,145,000	51,452,570
Total Materials				352,600,838
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) —0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	4,200,319	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,550,501	(a)
Total Real Estate				5,750,820

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 1.2%
Electric Utilities — 1.2%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	$28,690,000	$28,913,782	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	18,630,000	19,577,429	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	372,092
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,515,015	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	9,618,000	10,770,333	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	24,700,000	24,571,683	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,820,377
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,300,469
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,616,590
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	3,824,000	4,037,857
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,710,618
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	16,440,168
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	34,305,167
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	2,367,453
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	7,986,062
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	10,340,000	10,336,340
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	3,072,355
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	4,000,000	3,754,757
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	830,000	751,335
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	1,940,000	1,731,610
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	5,149,712	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,793,730	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	18,128,809	(b)

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	$13,326,000	$16,872,848	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,108,932
Total Electric Utilities				237,005,523
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,949,152
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	2,139,168
Total Multi-Utilities				5,088,320
Total Utilities				242,093,843
Total Corporate Bonds & Notes (Cost — $5,957,487,646)				6,314,273,368
U.S. Government & Agency Obligations — 25.8%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	26,076,575
U.S. Government Obligations — 25.7%
U.S. Treasury Bonds	1.125%	8/15/40	105,880,000	91,122,975
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	91,146,035	(k)(l)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	119,564,328
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	95,009,619
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	75,582,670
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	140,445,108
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	17,388,267
U.S. Treasury Bonds	2.250%	8/15/49	257,740,000	267,083,075
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	82,284,350
U.S. Treasury Bonds	1.250%	5/15/50	435,750,000	355,936,261
U.S. Treasury Bonds	1.375%	8/15/50	511,075,000	430,999,927
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	192,148,828
U.S. Treasury Bonds	1.875%	2/15/51	304,360,000	290,568,687
U.S. Treasury Bonds	2.375%	5/15/51	109,735,000	117,184,977
U.S. Treasury Notes	0.125%	7/15/23	290,000	289,298
U.S. Treasury Notes	0.250%	11/15/23	1,430,000	1,427,877
U.S. Treasury Notes	0.375%	4/30/25	470,000	465,043
U.S. Treasury Notes	0.250%	5/31/25	192,870,000	189,668,057
U.S. Treasury Notes	0.250%	6/30/25	75,170,000	73,851,589
U.S. Treasury Notes	0.250%	8/31/25	1,260,000	1,234,948
U.S. Treasury Notes	0.250%	9/30/25	1,880,000	1,840,784
U.S. Treasury Notes	0.250%	10/31/25	80,150,000	78,377,933

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.375%	11/30/25	$19,590,000	$19,240,288
U.S. Treasury Notes	0.375%	12/31/25	1,860,000	1,825,052
U.S. Treasury Notes	0.375%	1/31/26	1,530,000	1,499,579
U.S. Treasury Notes	0.750%	3/31/26	49,120,000	48,907,019
U.S. Treasury Notes	0.750%	4/30/26	85,430,000	85,006,187
U.S. Treasury Notes	0.750%	5/31/26	25,000,000	24,859,375
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	47,501,784
U.S. Treasury Notes	1.875%	7/31/26	104,370,000	109,519,192
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	32,100,368
U.S. Treasury Notes	0.625%	11/30/27	101,250,000	98,030,566
U.S. Treasury Notes	0.625%	12/31/27	252,930,000	244,581,335
U.S. Treasury Notes	0.750%	1/31/28	219,710,000	213,951,194
U.S. Treasury Notes	1.250%	3/31/28	25,960,000	26,066,477
U.S. Treasury Notes	1.250%	4/30/28	348,490,000	349,633,483
U.S. Treasury Notes	1.250%	5/31/28	177,810,000	178,282,308
U.S. Treasury Notes	1.250%	6/30/28	731,380,000	732,579,917
U.S. Treasury Notes	0.625%	5/15/30	130,750,000	122,235,927
U.S. Treasury Notes	1.625%	5/15/31	272,560,000	276,776,163
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,211,579
Total U.S. Government Obligations				5,328,428,429
Total U.S. Government & Agency Obligations (Cost — $5,477,988,676)				5,354,505,004
Mortgage-Backed Securities — 19.8%
FHLMC — 3.6%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	40,359,639	43,594,839
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-11/1/50	133,438,334	141,060,919
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-3/1/50	88,360,066	93,889,071
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	114,918	136,215
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-3/1/50	26,144,129	28,687,809
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/51	50,784,991	52,926,716
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49-3/1/50	22,375,830	24,493,133
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-6/1/51	183,506,687	185,740,006

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/51	$27,493,274	$26,656,079
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.077%	3/1/47	4,482,623	4,649,084	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	15,041,882	16,548,775
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	9,013,987	9,989,206
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	426,816	495,725
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	239,131	274,506
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	9,689,288	10,448,778
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34-9/1/48	61,158,864	65,027,576
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,748,879	1,965,288
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	142,398	168,913
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-11/1/48	42,315,582	46,027,779
Total FHLMC				752,780,417
FNMA — 12.2%
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-7/1/41	6,668,073	7,871,368
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	692,597
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	19,296	19,725
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,142,216	1,311,963
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,168,049
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,200,131	2,455,175
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	1,991,491
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,461,817

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	$8,840,751	$9,341,175
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	192,725,883	211,433,750
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	640,801	742,469
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	96,092,782	105,979,679
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/51	307,929,196	327,353,410
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	2,404,267
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,397,589	3,750,346	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-11/1/50	474,608,162	502,494,044
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	1,690,407	1,938,714
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	5,083,086	5,152,974
Federal National Mortgage Association (FNMA)	2.000%	7/1/36-7/1/51	265,900,000	271,455,261	(m)
Federal National Mortgage Association (FNMA)	2.500%	7/1/36-8/1/51	189,200,000	195,813,985	(m)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-6/1/51	210,934,647	219,814,695
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	299,036,130	325,417,647
Federal National Mortgage Association (FNMA)	4.000%	12/1/47-1/1/48	7,600,038	8,161,601	(c)
Federal National Mortgage Association (FNMA)	4.500%	2/1/48-8/1/49	10,531,484	11,410,044	(c)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-4/1/51	233,010,460	235,727,040
Federal National Mortgage Association (FNMA)	2.500%	4/1/51-6/1/51	25,134,314	26,176,277	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	24,200,000	25,227,082	(m)

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	$8,600,000	$9,053,012	(m)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.875%)	2.000%	11/1/35	196,359	207,702	(d)
Total FNMA				2,530,027,359
GNMA — 4.0%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	22,608	24,622
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	2,378,754	2,726,077
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	9,356	9,691
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,422,192	1,634,433
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	113,404	132,378
Government National Mortgage Association (GNMA)	5.000%	1/15/40	26,816	30,959
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	9,355,768	9,894,663
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	7,209,067	7,694,767
Government National Mortgage Association (GNMA)	4.000%	3/15/50	525,117	563,764
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,655,807	1,901,090
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	389,921	462,211
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-4/20/50	135,507,397	145,085,294
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	55,386,557	59,863,173
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/50	128,757,910	136,828,479
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-12/20/50	118,058,925	123,673,269
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	118,990,605	127,237,889

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.000%	12/20/50- 3/20/51	$59,443,675	$60,626,118
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	9,231,728	9,624,760
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	80,000,000	82,793,751	(m)
Government National Mortgage Association (GNMA) II	3.000%	7/1/51	49,100,000	51,233,741	(m)
Total GNMA				822,041,129
Total Mortgage-Backed Securities (Cost — $4,060,651,329)				4,104,848,905
Collateralized Mortgage Obligations (n) —8.2%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	0.282%	7/25/46	582,379	531,308	(d)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	1.088%	10/27/46	3,837,866	3,867,861	(a)(d)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.823%	11/15/30	11,340,000	11,524,785	(a)(d)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.242%	2/27/37	3,473,518	3,414,200	(a)(d)
BANK, 2020-BN29 C	3.134%	11/15/53	1,930,000	1,981,143	(d)
Bear Stearns ARM Trust, 2004-9 24A1	3.240%	11/25/34	763,495	748,609	(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,901,451
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	13,932,441	(d)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.232%	4/15/54	22,157,391	1,924,305	(d)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.323%	7/15/35	21,879,000	21,926,946	(a)(d)
BX Commercial Mortgage Trust, 2019- IMC A (1 mo. USD LIBOR + 1.000%)	1.073%	4/15/34	8,956,000	8,967,630	(a)(d)
BX Commercial Mortgage Trust, 2020- FOX A (1 mo. USD LIBOR + 1.000%)	1.073%	11/15/32	15,227,375	15,297,874	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	0.993%	10/15/36	10,808,872	10,835,293	(a)(d)
BX Commercial Mortgage Trust, 2020- VIV3 B	3.662%	3/9/44	7,530,000	8,199,822	(a)(d)
BX Commercial Mortgage Trust, 2020- VIVA D	3.667%	3/11/44	2,500,000	2,587,484	(a)(d)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,631,863	(d)

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	0.532%	5/25/35	$49,237	$44,548	(d)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.575%	4/25/35	25,823	21,229	(d)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.003%	11/15/36	5,821,000	5,833,195	(a)(d)
CHT Mortgage Trust, 2017-CSMO B (1 mo. USD LIBOR + 1.400%)	1.473%	11/15/36	1,340,000	1,343,095	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,911,879
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	7,208,990
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	9,864,884
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,819,867	(d)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	17,000,000	18,527,304
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	11,035,904	(a)
Citigroup Mortgage Loan Trust, 2018- RP2 A1	2.987%	2/25/58	10,640,584	11,040,265	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.973%	11/15/37	57,485,286	57,868,747	(a)(d)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,271,919	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	472,036
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	417,087	(d)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	188,000	188,551	(d)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	3,019,447	(a)(d)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.290%	3/10/47	13,686,068	338,896	(d)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	8,236,759	(d)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	9,771,000	10,175,852	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	$8,430,000	$8,527,375	(a)
Credit Suisse Mortgage Capital Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	1.423%	10/15/37	12,350,000	12,418,029	(a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	16,728,277	16,983,710	(a)(d)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	18,476,275	18,520,600	(a)(d)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	17,368,270	(d)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	15,341,682
CSMC Trust, 2015-12R 2A1	0.592%	11/30/37	6,540,644	6,539,927	(a)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	9,793,915	10,530,642	(a)(d)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.053%	5/15/36	24,332,000	24,429,420	(a)(d)
CSMC Trust, 2019-NQM1 A1, Step bond	2.656%	10/25/59	14,222,812	14,458,848	(a)
CSMC Trust, 2019-RPL9 A1	2.980%	10/27/59	39,417,290	39,769,207	(a)(d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	29,979,409	30,789,026	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	11,367,195	11,354,135	(a)(d)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	3,887,523	3,881,100	(a)(d)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	28,729,726	29,466,402	(a)(d)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	54,350,000	54,728,945	(a)(d)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	14,187,308	14,386,562	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.836%	7/25/47	23,485,299	23,696,267	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	14,785,310	14,845,291	(a)(d)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	36,996,471	37,732,656	(a)(d)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	0.773%	6/15/34	12,210,000	12,225,709	(a)(d)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,423,541	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.542%	6/25/34	37,384	36,405	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.363%	4/15/36	4,166,262	3,624,852	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	6,334,298	6,431,920	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	10,000,000	1,053,979	(d)

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	$9,000,000	$1,398,627	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.650%	10/25/21	827,384	33	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.432%	12/25/26	269,954,372	4,337,438	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.494%	12/25/27	62,340,835	1,381,030	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	24,997,023	1,016,024	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	20,165,539	1,341,428	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	10,114,000	931,409	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	14,858,433	926,596	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	8,674,252	480,512	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.751%	10/25/26	40,092,274	1,190,492	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.658%	12/25/27	17,997,728	607,812	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	17,999,459	758,170	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.639%	2/25/35	25,670,986	4,117,349	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.631%	5/25/35	7,467,770	1,247,810	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.447%	7/25/35	$6,485,247	$952,204	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,996,956	809,410	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.341%	6/25/27	7,844,550	394,622	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,719,329
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,397,648	1,648,983
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	1,407,930	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	2,142,938	2,444,092
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.217%	11/15/36	349,110	67,972	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.357%	2/15/37	929,407	190,209	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.957%	9/15/37	714,599	137,741	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.157%	1/15/40	197,739	39,128	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	699,224	776,558
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.877%	10/15/41	569,324	90,690	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.417%	12/15/41	358,626	78,445	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.977%	8/15/39	660,477	124,405	(d)

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.927%	8/15/42	$996,498	$197,354	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	684,346	73,747
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.127%	5/15/39	177,966	4,929	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,909,563	246,548
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.177%	9/15/42	608,062	84,711	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	966,395	56,609
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	398,033	17,591
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.877%	2/15/44	1,242,082	220,223	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.927%	5/15/44	477,081	89,216	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.930%	4/15/41	635,530	36,355	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	6,203,240	6,451,737
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	4,254,060	4,416,860
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	2,885,065	2,992,712
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	5,240,306	725,673
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	12,716,484	1,932,458
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,480,717	863,181
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	10,410,409	1,359,058
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	3,624,760	481,504

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	$16,032,081	$2,728,210
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,706,095	939,209
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (30 Day Average SOFR + 1.300%)	1.318%	10/25/50	6,823,499	6,824,378	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.918%	12/25/50	12,105,608	12,114,514	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	238,807	16,624
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.027%	8/15/44	332,043	72,788	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.927%	12/15/46	5,179,196	1,084,920	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	3.542%	10/25/29	8,336,000	8,599,428	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M1 (30 Day Average SOFR + 0.650%)	0.668%	1/25/51	13,346,566	13,351,016	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.318%	8/25/33	20,330,000	20,883,265	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.342%	7/25/29	14,650,867	14,591,439	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.761%	5/25/22	39,316,034	95,786	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.645%	8/25/22	29,433,437	79,041	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.530%	2/25/43	742,277	831,219	(d)

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.104%	1/25/24	$43,791,638	$209,823	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.500%	7/25/22	14,814,823	30,962	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.576%	12/25/24	113,100,448	1,824,570	(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,900,000	2,087,373	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	1,077,476	1,196,652	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,306,312
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	2,394,789
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	4,112,065
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	4,566,061	5,176,008
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.946%	6/25/34	5,944,109	332,334	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.703%	6/25/29	9,920,952	383,940	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	235,878	253,951
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,596,130	6,123,553	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,913,344	3,071,806
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,600,843	1,648,526
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.561%	9/25/34	21,788,394	2,305,489	(d)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.635%	12/25/33	39,831,340	4,343,659	(d)
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	1	1
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.389%	4/25/40	413,783	83,868	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	2,764,461	2,952,215

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	$672,225	$759,241
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.609%	10/25/26	273,507	28,645	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	62,659	68,600
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.409%	4/25/42	905,081	181,583	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	627,710	737,888
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	247,572	304,103
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.559%	2/25/41	74,160	3,291	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	47,563	45,265
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.559%	3/25/42	837,714	139,972	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	95,126	90,468
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.509%	7/25/42	191,116	35,009	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	278,882	14,122
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	12/25/42	673,194	139,295	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	12/25/42	449,544	96,978	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,232,847	1,475,953
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,987,337	3,428,846
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	686,168	72,789

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	$629,612	$18,082
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,156,904	133,969
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	6/25/43	1,669,576	356,867	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.859%	12/25/43	3,485,381	671,074	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	9/25/41	1,475,543	207,599	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.817%	8/25/44	1,875,617	107,398	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	8/25/45	856,223	205,712	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.009%	10/25/57	9,816,342	2,004,791	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.109%	11/25/47	3,026,706	548,628	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,223,125	5,755,063
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,351,554	1,457,561
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	8,063,666	1,198,058
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,775,936	733,931
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	30,185,948	4,133,320
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	33,163,011	4,184,127
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	24,505,770	4,357,190
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	25,839,224	3,637,481

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	$19,446,209	$2,953,208
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	260,864	51,976
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	91,637	17,615
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	48,636	7,549	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	43,333	7,091	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	65,171	10,095
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	325,455	66,510
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	873,796	43,495
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	1,156,449	66,052
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	938,668	88,075
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	1,074,531	158,837
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	780,129	106,061
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	482,627	88,616
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	3,884,842	3,904,953	(a)(d)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.021%	10/25/36	17,339,176	3,194,743	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	43,204,728	53,150	(a)
Galton Funding Mortgage Trust, 2017-1 A22 Government National Mortgage	3.000%	7/25/56	2,626,900	2,661,689	(a)(d)
Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.387%	4/20/40	86,331	18,459	(d)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	953,734	982,397
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	277,005	288,993

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.457%	6/20/40	$1,443,274	$367,241	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000x1mo. USDLIBOR + 6.650%)	6.557%	1/20/40	93,286	6,466	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	1,446,481	1,487,431
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.640%	3/20/60	1,284,967	1,292,580	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.090%	5/20/60	601,841	611,178	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.457%	8/20/58	456,828	457,721	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.487%	12/20/60	854,106	856,797	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.507%	12/20/60	1,395,995	1,400,681	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.607%	1/20/61	1,045,937	1,051,748	(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.607%	12/20/60	1,196,285	1,203,459	(d)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.557%	2/20/61	991,054	995,541	(d)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.587%	3/20/61	1,536,898	1,544,833	(d)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.607%	3/20/61	1,206,922	1,213,007	(d)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.872%	4/16/53	15,144,037	272,256	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.957%	3/20/42	$1,537,705	$342,622	(d)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.086%	3/16/49	3,672,404	8,998	(d)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	243,687	2,714
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	109,716	5,622
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.025%	8/16/42	638,016	137,355	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.173%	2/16/53	7,433,605	51,026	(d)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.125%	10/16/42	655,805	149,490	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.133%	10/16/48	69,069,784	534,386	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.395%	11/16/47	22,860,291	381,490	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.756%	11/16/47	4,562,445	4,767,576	(d)
Government National Mortgage Association (GNMA), 2013-145 XI, IO	0.001%	9/16/44	1,225,806	4,327
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.160%	2/16/46	6,572,452	230,184	(d)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.075%	6/16/43	447,555	52,253	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.131%	6/16/48	172,531	184,342	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.111%	2/16/48	1,470,005	19,106	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.677%	9/16/55	5,108,941	187,237	(d)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%) Government National Mortgage	6.107%	8/20/44	5,458,526	1,228,831	(d)
Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	986,610	51,044

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.562%	8/16/54	$11,632,745	$265,826	(d)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.776%	4/16/55	22,033,996	765,957	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,903,790	292,500
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	10,092,852	1,785,750
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.025%	10/16/46	1,808,623	516,733	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO Government National Mortgage	0.557%	8/16/58	10,136,590	432,491	(d)
Association (GNMA), 2017-28 IO, IO Government National Mortgage	0.660%	2/16/57	12,396,459	594,720	(d)
Association (GNMA), 2017-41 IO, IO Government National Mortgage	0.683%	7/16/58	7,275,654	332,104	(d)
Association (GNMA), 2017-111 IO, IO	0.590%	2/16/59	5,568,717	265,971	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.635%	4/16/57	10,386,931	462,693	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.585%	12/16/59	6,530,269	342,398	(d)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.566%	3/16/60	3,984,101	188,852	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.432%	11/20/67	632,620	56,534	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,963,188	2,087,086
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	2,287,081	2,354,930
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.407%	2/20/68	5,530,267	5,536,121	(d)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.407%	5/20/68	8,864,846	8,874,750	(d)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.407%	5/20/68	4,157,437	4,163,154	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	$5,509,222	$5,660,663
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	4,415,979	4,575,573
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	955,775	980,501
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	11,058,509	1,672,712
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	3,588,511	552,276
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.870%	5/16/60	15,819,198	1,204,461	(d)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	4,009,228	549,591
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	12,214,211	1,671,669
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	5,920,716	820,442
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	5,441,379	750,123
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.976%	6/16/62	18,794,483	1,555,523	(d)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,909,125	544,398
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	5,649,760	778,289
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	18,543,177	2,521,622
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	40,994,273	4,560,113
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.914%	11/16/60	5,938,230	490,775	(d)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.967%	12/16/62	97,565,043	8,523,029	(d)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.243%	5/20/70	12,678,344	13,366,158	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.343%	4/20/70	10,481,457	10,835,379	(d)

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.593%	7/20/70	$3,696,765	$3,753,350	(d)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.543%	7/20/70	4,063,038	4,118,049	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.543%	7/20/70	38,034,278	38,506,478	(d)
Government National Mortgage Association (GNMA), 2021-22 IO, IO	0.989%	5/16/63	17,432,558	1,546,324	(d)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	25,018,656	4,881,182
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	17,127,371	1,338,811	(d)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.838%	5/16/63	17,450,811	1,388,388	(d)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.896%	10/16/62	14,958,655	1,223,947	(d)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.407%	12/15/36	8,101,000	8,114,619	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.300%)	1.382%	9/15/31	26,400,000	24,534,209	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.500%)	2.582%	9/15/31	31,936,000	24,652,388	(a)(d)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,074,180	(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,365,605
GS Mortgage Securities Trust, 2018- RIVR D (1 mo. USD LIBOR + 1.334%)	1.407%	7/15/35	11,033,000	10,534,533	(a)(d)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	0.833%	6/20/35	4,267,420	4,258,253	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.979%	9/25/35	16,428	15,724	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.723%	8/15/46	2,260,000	2,340,319	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.048%	1/15/47	439,000	468,870	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.705%	9/15/47	$1,379,000	$1,367,868	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,856,852
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.823%	5/15/28	2,451,692	2,236,069	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT A (1 mo. USD LIBOR + 1.150%)	1.223%	7/15/34	21,056,606	20,885,130	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT B (1 mo. USD LIBOR + 2.200%)	2.273%	7/15/34	9,816,858	9,639,308	(a)(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	10,498,391	10,693,599	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	9,625,728	9,734,545	(a)(d)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	9,234,223	9,422,105	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond	1.892%	10/25/66	17,924,458	17,976,598	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	9,938,614	9,958,679	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	47,685	41,251	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.442%	5/25/35	391,598	214,151	(a)(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	0.832%	8/25/36	4,372,473	4,397,532	(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	2.733%	12/25/35	16,688	13,416	(d)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.123%	2/25/36	32,716	32,805	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,381,659	(d)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	0.923%	11/15/34	2,134,024	2,135,352	(a)(d)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.400%)	1.473%	5/15/36	19,362,000	18,943,945	(a)(d)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.190%	3/15/52	41,933,236	2,739,058	(d)

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.793%	7/25/35	$340,819	$329,807	(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	10/8/21	25,680,000	25,702,609	(a)(d)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	2/16/22	40,590,000	40,635,656	(a)(d)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	6,580,019	(a)(d)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.841%	6/25/54	36,200,000	36,283,839	(a)(d)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	136,582	137,078	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	15,668,691	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	7,598,178	8,077,969	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	5,580,068	5,941,829	(a)(d)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	8,170,404	8,714,257	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	8,806,964	9,401,127	(a)(d)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	10,715,249	11,508,053	(a)(d)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	14,139,547	15,353,320	(a)(d)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	13,256,320	13,783,985	(a)(d)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	14,837,987	15,766,058	(a)(d)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	16,646,691	17,553,939	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5, Step bond	5.476%	5/25/35	58,105	38,850
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	635,706	643,650	(a)(d)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	0.236%	7/26/37	1,850,382	1,865,138	(a)(d)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	33,451,513	33,680,528	(a)(d)
PFP V Sub Loan Trust, 2020-A A	3.098%	10/15/23	6,263,403	6,338,439	(a)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	258,539	259,978	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	$14,258,052	$12,950,266	(a)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	23,103,473	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.412%	10/25/35	211,135	209,349	(d)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,430,000	1,611,132	(d)
UBS Commercial Mortgage Trust, 2018- C15 C	5.291%	12/15/51	2,960,000	3,183,763	(d)
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	36,680,000	36,864,588	(a)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	2,250,000	2,284,734	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.746%	9/25/33	7,191	7,325	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	2.389%	9/25/36	83,893	78,746	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005- AR19 A1A2 (1 mo. USD LIBOR + 0.580%)	0.672%	12/25/45	31,932	31,688	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004- RA1 2A	7.000%	3/25/34	2,423	2,578
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,857,621	1,892,535	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,203,423
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.231%	5/15/48	32,445,392	1,050,170	(d)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	8,235,660
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	238,479	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.176%	3/15/47	7,538,375	146,200	(d)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,876,788	(d)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.182%	8/15/47	24,629,957	626,970	(d)

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (n) — continued
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	$2,611,000	$2,760,382
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	6,261,325	(a)
Total Collateralized Mortgage Obligations (Cost — $1,686,121,462)				1,696,198,032
Asset-Backed Securities — 6.5%
ABPCI Direct Lending Fund IX LLC, 2020-9A A1 (3 mo. USD LIBOR + 1.950%)	2.138%	11/18/31	15,770,000	15,820,843	(a)(d)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.138%	7/20/31	4,520,000	4,537,262	(a)(d)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.688%	10/20/31	12,727,000	12,770,068	(a)(d)
AIMCO CLO Series, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	1.238%	4/20/34	400,000	399,999	(a)(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.580%	1/19/33	7,750,000	7,771,452	(a)(d)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.590%	10/17/31	5,980,000	6,001,223	(a)(d)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.196%	4/30/31	1,543,000	1,541,997	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.127%	7/25/32	213,231	213,505	(d)
Apidos CLO XXXV, 2021-35A A (3 mo. USD LIBOR + 1.050%)	1.249%	4/20/34	13,800,000	13,815,953	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,136,843	11,464,428	(a)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	893,250	938,295	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.034%	4/22/31	4,478,000	4,477,978	(a)(d)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.104%	4/15/30	8,060,000	8,065,078	(a)(d)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	0.312%	5/25/36	102,165	37,088	(d)
Atrium IX, 9A AR2 (3 mo. USD LIBOR + 0.990%)	1.125%	5/28/30	1,090,000	1,089,998	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	18,766,537	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	32,023,749	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	1.380%	4/18/33	$4,650,000	$4,658,942	(a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A A (3 mo. USD LIBOR + 1.350%)	1.538%	1/20/32	4,700,000	4,716,412	(a)(d)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.355%	11/20/30	930,000	929,997	(a)(d)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.067%	12/25/34	3,758,925	3,725,246	(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.368%	1/20/32	6,000,000	6,011,202	(a)(d)(o)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	13,890,000	14,005,259	(a)(c)
BlackRock Elbert CLO V Ltd., 5A A1 (3 mo. USD LIBOR + 1.900%)	2.019%	12/15/31	13,640,000	13,665,193	(a)(d)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.205%	11/20/28	1,366,800	1,368,496	(a)(d)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	1.364%	10/22/30	245,096	245,784	(a)(d)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.264%	7/15/31	8,000,000	8,008,136	(a)(d)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.423%	4/15/34	11,330,000	11,368,783	(a)(d)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.574%	1/15/33	4,540,000	4,557,434	(a)(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.647%	12/27/39	2,483,456	2,535,341	(d)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	1.326%	7/15/34	5,980,000	5,979,964	(a)(d)
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.634%	10/15/31	16,950,000	17,025,512	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.160%	4/17/31	4,486,360	4,490,747	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.231%	7/27/31	16,300,770	16,312,002	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.184%	7/28/28	5,694,565	5,698,181	(a)(d)

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	1.784%	10/15/31	$4,050,000	$4,050,591	(a)(d)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.888%	4/20/29	6,605,000	6,605,000	(a)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.266%	7/17/34	24,600,000	24,612,300	(a)(c)(d)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.438%	7/20/30	1,000,000	999,998	(a)(d)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	7,340,000	7,339,728	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	1.984%	1/15/32	1,950,000	1,950,952	(a)(d)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.034%	10/15/31	7,690,000	7,716,561	(a)(d)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.196%	4/23/29	3,600,000	3,601,188	(a)(d)
CIFC Funding Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.650%)	1.838%	8/24/32	4,500,000	4,508,901	(a)(d)
Columbia Cent CLO 29 Ltd., 2020-29A A1N (3 mo. USD LIBOR + 1.700%)	1.888%	7/20/31	2,210,000	2,222,235	(a)(d)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	10,637,912	10,645,255	(a)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.432%	12/25/36	246,239	196,471	(a)(d)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	6.261%	2/3/29	3,788	2,990	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	29,012,450	30,165,666	(a)(d)
CSMC Trust, 2017-RPL1 M1	3.015%	7/25/57	22,223,700	20,569,834	(a)(d)
Cumberland Park CLO Ltd., 2015-2A CR (3 mo. USD LIBOR + 1.800%)	1.988%	7/20/28	1,750,000	1,753,950	(a)(d)
DB Master Finance LLC, 2017-1A A2I	3.629%	11/20/47	2,176,875	2,213,539	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	8,610,309	9,147,487	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.242%	4/15/34	8,351,000	8,341,196	(a)(d)
Dryden Senior Loan Fund, 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.246%	5/20/34	38,900,000	38,900,000	(a)(c)(d)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.084%	10/15/27	4,043,278	4,044,993	(a)(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.242%	11/25/69	$5,473,954	$5,536,323	(a)(d)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,323,789	1,441,825
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	357,936
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	3,341,115	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	24,610,720
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	2.173%	7/23/32	6,717,000	6,717,752	(a)(d)
Fortress Credit Opportunities XIII CLO Ltd., 2020-13A A (3 mo. USD LIBOR + 2.250%)	2.434%	7/15/28	960,708	961,189	(a)(d)
GoldenTree Loan Management US CLO 1Ltd., 2021-10AA(3mo. USDLIBOR + 1.100%)	1.246%	7/20/34	12,950,000	12,956,475	(a)(c)(d)
Goldentree Loan Management US CLO 4 Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	1.248%	4/24/31	4,350,000	4,349,996	(a)(d)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.476%	2/5/31	2,250,000	2,245,295	(a)(d)
Golub Capital Partners CLO 41 B Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	1.508%	1/20/34	6,720,000	6,738,628	(a)(d)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	1.908%	10/20/31	10,568,000	10,588,439	(a)(d)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.426%	5/5/32	1,250,000	1,251,130	(a)(d)
Golub Capital Partners CLO 49M Ltd., 2020-49A A1 (3 mo. USD LIBOR + 2.500%)	2.688%	7/20/32	2,750,000	2,760,057	(a)(d)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.035%	12/20/29	17,350,000	17,380,848	(a)(d)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.194%	4/15/31	6,680,000	6,686,393	(a)(d)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.336%	1/27/31	16,929,969	16,955,296	(a)(d)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.448%	1/20/30	$9,450,000	$9,459,204	(a)(d)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.860%)	0.952%	8/25/35	499,650	500,991	(d)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.256%	7/25/27	740,938	741,232	(a)(d)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.538%	1/20/33	1,420,000	1,422,773	(a)(d)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.636%	11/30/32	9,370,000	9,412,324	(a)(d)
Hertz Vehicle Financing II LP, 2016-2A A	2.950%	3/25/22	50,361	50,520	(a)
Hertz Vehicle Financing II LP, 2016-4A A	2.650%	7/25/22	210,188	211,021	(a)
Hertz Vehicle Financing II LP, 2019-1A A	3.710%	3/25/23	288,630	289,524	(a)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	1.125%	6/16/36	4,200,000	4,216,027	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	9,430,000	9,430,000	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	0.272%	2/25/36	272,406	272,316	(d)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	1.554%	1/16/33	1,750,000	1,753,094	(a)(d)
JGWPT XXXIV LLC, 2015-1A B	4.250%	9/17/74	1,268,226	1,361,682	(a)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	1.984%	7/15/31	600,000	605,659	(a)(d)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.438%	1/20/29	10,232,819	10,241,036	(a)(d)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	1.988%	1/20/29	4,621,000	4,657,922	(a)(d)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	1.314%	10/16/30	5,750,000	5,755,233	(a)(d)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.504%	1/15/32	3,080,000	3,091,528	(a)(d)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.264%	7/16/31	3,728,000	3,730,449	(a)(d)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.424%	7/15/27	2,332,564	2,332,891	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	24,626,359	24,744,706	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	$10,419,574	$10,656,953	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	8,866,729	9,021,264	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.613%	1/21/31	32,958	32,698	(d)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.310%	10/18/31	7,100,000	7,064,003	(a)(d)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	1.288%	7/20/31	4,478,000	4,484,256	(a)(d)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	1.236%	11/15/28	4,917,000	4,919,803	(a)(d)
MAPS Trust, 2021-1A A	2.521%	6/15/46	11,700,000	11,759,239	(a)
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	2.184%	4/15/32	4,702,000	4,702,324	(a)(d)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.784%	7/15/29	4,000,000	3,991,676	(a)(d)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	1.900%	5/22/27	1,724,000	1,727,315	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	1,193,834	1,230,388	(a)(d)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.788%	10/20/30	6,090,000	6,093,228	(a)(d)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	1.673%	10/15/31	2,000,000	2,035,704	(a)(d)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,730,000	17,296,551	(a)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	13,233,331	13,434,330	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,595,022	2,607,105	(a)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.257%	8/27/36	20,000,000	19,596,478	(d)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.692%	9/25/47	9,134,751	9,171,293	(a)(d)
Newark BSL CLO 2 Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	1.146%	7/25/30	2,780,000	2,779,903	(a)(d)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	9,700,307	9,853,593	(a)
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.454%	10/15/29	5,135,000	5,148,710	(a)(d)

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2021 Semi-Annual Report

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Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.054%	10/15/29	$23,730,000	$23,823,401	(a)(d)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.734%	10/15/31	10,245,000	10,266,842	(a)(d)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.248%	1/20/31	10,810,000	10,813,167	(a)(d)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.514%	10/15/32	8,250,000	8,265,362	(a)(d)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.154%	2/14/31	13,480,000	13,448,538	(a)(d)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.440%	10/19/32	6,950,000	6,955,233	(a)(d)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.190%	5/23/31	5,330,000	5,336,860	(a)(d)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.496%	11/15/32	2,740,000	2,745,877	(a)(d)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.955%	5/20/31	3,100,000	3,110,931	(a)(d)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.988%	4/20/32	14,280,000	14,307,089	(a)(d)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	2.013%	7/20/31	3,950,000	3,950,000	(a)(d)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	31,620,000	31,620,000	(a)(d)
Pretium Mortgage Credit Partners LLC, 2020-RPL2 A1, Step bond	3.179%	6/27/69	19,395,155	19,466,599	(a)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	0.382%	5/25/46	5,839,006	5,831,981	(a)(d)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.268%	4/20/34	7,620,000	7,619,276	(a)(d)
Romark CLO III Ltd., 2019-3A A1 (3 mo. USD LIBOR + 1.370%)	1.554%	7/15/32	4,380,000	4,421,610	(a)(d)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	4,992,405	5,349,584
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	12,550,000	12,873,633
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.234%	7/15/28	5,076,918	5,079,893	(a)(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	1.304%	7/15/30	$891,122	$892,734	(a)(d)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.838%	10/20/31	24,190,000	24,275,584	(a)(d)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	0.279%	9/15/39	3,903,733	3,833,347	(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.789%	12/17/68	16,790,000	16,864,083	(a)(d)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	0.726%	10/25/64	1,950,451	1,963,828	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.101%	6/15/37	9,223,506	9,330,453	(a)(d)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	10,199,848	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	19,570,000	19,556,479	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	15,741,316	(a)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	17,334,656	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	1.276%	7/26/31	649,000	649,454	(a)(d)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	2,070,879	2,095,000	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	0.892%	2/25/34	3,457,394	3,441,975	(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,849,782	4,110,139	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.144%	4/16/31	2,954,000	2,950,275	(a)(d)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.340%	1/17/32	7,330,000	7,334,376	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.838%	10/13/29	5,426,000	5,442,777	(a)(d)
THL Credit Lake Shore MM CLO I Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	1.809%	4/15/33	6,500,000	6,499,994	(a)(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	10,300,000	10,323,422	(a)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	20,780,441	21,408,241	(a)(d)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	19,109,260	(a)(d)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.888%	10/20/28	$5,472,000	$5,489,259	(a)(d)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.476%	10/25/32	11,322,000	11,357,087	(a)(d)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	13,198,000	13,568,389	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,761,313	1,911,902
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,780,721	4,072,906
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	1.574%	7/15/32	1,970,000	1,972,514	(a)(d)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.380%	10/18/31	8,300,000	8,305,885	(a)(d)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.228%	4/20/34	11,300,000	11,299,977	(a)(d)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.334%	10/15/31	27,280,000	27,299,205	(a)(d)
Wellfleet CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.850%)	2.034%	7/15/31	1,760,000	1,767,716	(a)(d)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	1.246%	7/15/34	7,000,000	7,000,000	(a)(d)
Whitebox CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.586%	7/24/32	4,979,000	4,980,484	(a)(d)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.926%	10/24/31	16,430,000	16,483,628	(a)(d)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,473,750	10,915,674	(a)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.674%	7/15/32	8,934,400	8,979,608	(a)(d)
Total Asset-Backed Securities (Cost — $1,338,084,725)				1,355,440,633
Sovereign Bonds — 4.6%
Brazil — 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	6,261,162
Chile — 0.3%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	26,080,000	26,158,240
Chile Government International Bond, Senior Notes	3.100%	1/22/61	40,960,000	39,338,393
Total Chile				65,496,633

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	$8,150,000	$8,670,214
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	6,192,571
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	26,719,132
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	14,963,029
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	8,959,000	9,549,846
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	24,263,134
Total Colombia				90,357,926
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,792,907	(a)
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,268,533	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	257,879	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	338,058	(b)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	922,635	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	26,057,000	29,084,323	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	6,063,000	7,035,010	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	9,242,887	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,355,524	(b)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	7,948,275	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,481,323	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	29,900,000	31,442,270
Total Indonesia				97,376,717

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Israel — 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	$22,680,000	$24,237,867
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	14,830,908
State of Israel	3.800%	5/13/60	3,000,000	3,423,732	(b)
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	5,417,135
Total Israel				47,909,642
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	30,400,628	(a)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	27,583,000	30,812,693	(a)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	845,000	916,753
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	10,882,000	10,657,722
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	125,769
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	64,345,702
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	13,344,000	14,385,366
Total Mexico				90,431,312
Panama — 0.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,911,990
Panama Government International Bond, Senior Notes	2.252%	9/29/32	8,570,000	8,236,198
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	14,624,464
Panama Government International Bond, Senior Notes	4.500%	5/15/47	19,262,000	21,969,178
Panama Government International Bond, Senior Notes	4.300%	4/29/53	28,960,000	32,188,461
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,422,561
Total Panama				84,352,852

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Peru — 0.3%
Peruvian Government International
Bond, Senior Notes	2.783%	1/23/31	$10,000,000	$10,212,600
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	11,619,000	16,040,669
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	6,910,000	6,997,895
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	17,088,000	23,571,016
Total Peru				56,822,180
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	5,951,204
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	28,455,000	30,992,674
Total Poland				36,943,878
Qatar — 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,533,103	(b)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,337,206	(b)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	20,302,000	23,406,379	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	33,046,000	42,631,951	(a)
Total Qatar				83,908,639
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	48,800,000	62,769,244	(b)
Saudi Arabia — 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	3,042,075	(a)
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	25,043,488	(a)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	4,140,000	4,257,907	(b)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	59,010,000	60,358,379	(a)
Total United Arab Emirates				89,659,774

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$37,894,000	$44,184,783
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	24,789,499
Total Uruguay				68,974,282
Total Sovereign Bonds (Cost — $900,742,955)				953,312,544
			Shares
Investments in Underlying Funds — 2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost — $598,802,459)			4,498,863	604,467,233

	Rate	Maturity Date	Face Amount
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	13,504,671	20,155,647
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	31,185,725	43,099,014	(l)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	50,840,920	62,807,306	(k)(l)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	14,745,344	19,304,035
Total U.S. Treasury Inflation Protected Securities (Cost — $119,985,062)				145,366,002

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	7/23/21	102	102,000	68,531
U.S. Treasury 10-Year Notes Futures, Put @ $132.00	7/23/21	102	102,000	33,469
U.S. Treasury 10-Year Notes Futures, Put @ $132.00	8/27/21	102	102,000	68,531
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00	7/23/21	127	127,000	301,625
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	7/23/21	23	23,000	39,891
U.S. Treasury Long-Term Bonds Futures, Call @ $160.50	7/23/21	209	209,000	303,703

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00	7/23/21	205	$205,000	$201,797
U.S. Treasury Long-Term Bonds Futures, Put @ $160.50	7/23/21	127	127,000	152,797
Total Purchased Options (Cost — $1,117,803)				1,170,344

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,949
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable- combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	222,000
Total Municipal Bonds (Cost — $187,643)				225,949
Total Investments before Short-Term Investments (Cost — $20,141,169,760)				20,529,808,014
Short-Term Investments — 3.8%
U.S. Government Agencies — 0.0%††
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $2,389,683)	0.040%	10/15/21	2,390,000	2,389,718	(p)

			Shares
Money Market Funds — 3.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $779,573,567)	0.010%		779,573,567	779,573,567	(o)
Total Short-Term Investments (Cost — $781,963,250)				781,963,285
Total Investments — 102.7% (Cost — $20,923,133,010)				21,311,771,299
Liabilities in Excess of Other Assets — (2.7)%				(563,991,266)
Total Net Assets — 100.0%				$20,747,780,033

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of June 30, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of June 30, 2021.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(m)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2021, the Fund held TBA securities with a total cost of $634,685,524.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $785,584,769 and the cost was $785,573,567 (Note 8).

(p)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

ETF	— Exchange-Traded Fund

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PJSC	— Private Joint Stock Company

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	$99.13	789	$1,972,500	$(147,938)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.25	508	1,270,000	(50,800)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75	737	1,842,500	(257,950)
U.S. Treasury 5-Year Notes Futures, Call	7/23/21	123.50	1,044	1,044,000	(252,844)
U.S. Treasury 5-Year Notes Futures, Put	7/23/21	123.00	626	626,000	(78,250)
U.S. Treasury 5-Year Notes Futures, Put	7/23/21	123.25	522	522,000	(110,110)
U.S. Treasury 5-Year Notes Futures, Put	7/23/21	123.75	510	510,000	(231,094)
U.S. Treasury 10-Year Notes Futures, Call	7/2/21	132.25	307	307,000	(124,719)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.00	823	823,000	(681,547)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.50	4,744	4,744,000	(2,520,250)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	133.00	1,023	1,023,000	(319,687)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	133.50	330	330,000	(56,719)
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	159.00	307	307,000	(561,234)
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	160.00	204	204,000	(207,187)

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	$161.00	153	$153,000	$(71,719)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	161.00	306	306,000	(368,156)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	161.50	107	107,000	(107,000)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	162.00	605	605,000	(491,562)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	163.00	2	2,000	(1,063)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	160.00	256	256,000	(656,000)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	162.00	203	203,000	(326,703)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	165.00	410	410,000	(307,500)
U.S. Treasury Long-Term Bonds Futures, Put	7/23/21	157.00	81	81,000	(17,719)
U.S. Treasury Long-Term Bonds Futures, Put	7/23/21	158.00	615	615,000	(230,625)
Total Exchange-Traded Written Options (Premiums received — $7,762,805)					$(8,178,376)

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,033	9/23	$255,839,607	$255,667,500	$(172,107)
90-Day Eurodollar	23,488	12/23	5,808,061,712	5,805,940,000	(2,121,712)
U.S. Treasury 5-Year Notes	28,603	9/21	3,537,745,179	3,530,459,423	(7,285,756)
U.S. Treasury 10-Year Notes	5,506	9/21	727,487,483	729,545,000	2,057,517
U.S. Treasury Ultra Long-Term Bonds	2,207	9/21	409,228,583	425,261,312	16,032,729
					8,510,671
Contracts to Sell:
90-Day Eurodollar	18,602	12/21	4,637,839,914	4,640,966,475	(3,126,561)
U.S. Treasury 2-Year Notes	5,570	9/21	1,228,874,813	1,227,184,138	1,690,675
U.S. Treasury Long- Term Bonds	6,325	9/21	998,953,874	1,016,743,750	(17,789,876)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	1,168	9/21	$168,142,900	$171,933,256	$(3,790,356)
					(23,016,118)
Net unrealized depreciation on open futures contracts					$(14,505,447)

At June 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$570,370,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(1,324)	$113,893
1,811,934,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(2,965,646)
1,091,787,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(5,081,986)
402,966,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,008,527)	15,747,437
370,133,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(1,242,432)	14,942,209
256,747,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	646,363	5,207,148
453,977,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	549,773	(2,787,172)
523,189,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(1,243,420)	(5,346,603)
165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	30,569,773
67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	10,282,835
106,648,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	3,887,773	17,519,148
151,723,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	1,838,824	23,489,620
49,130,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	289,275	1,238,589

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$133,742,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	$817,126	$(7,298,400)
	42,338,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	233,208	5,011,168
	20,815,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	18,787	2,447,489
	57,757,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(3,196,215)
	55,242,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	937,149	10,533,085
	80,924,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	395,975	10,860,651
	9,111,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	94,754	(655,938)
	27,352,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(3,419)	(1,787,453)
Total	$6,448,545,000				$7,529,486	$118,843,632

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$274,079	7/25/36	4.420% monthly	$27,681	$14,968	$12,713	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.36 Index	$3,478,615,000	6/20/26	1.000% quarterly	$88,339,428	$72,988,034	$15,351,394

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Bond Fund

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $20,137,559,443)	$20,526,186,530
Investments in affiliated securities, at value (Cost — $785,573,567)	785,584,769
Cash	20,001,131
Receivable for securities sold	404,029,066
Deposits with brokers for centrally cleared swap contracts	159,367,772
Interest receivable	97,090,834
Deposits with brokers for open futures contracts and exchange-traded options	32,153,805
Receivable for Fund shares sold	26,280,018
Receivable from broker — net variation margin on open futures contracts	1,206,753
Receivable for premiums on written options	216,044
OTC swaps, at value (premiums paid — $14,968)	27,681
Receivable for open OTC swap contracts	2,282
Other assets	1,487
Other receivables	2,575
Prepaid expenses	473,492
Total Assets	22,052,624,239

Liabilities:
Payable for securities purchased	1,175,002,094
Payable to broker — net variation margin on centrally cleared swap contracts	82,442,561
Payable for Fund shares repurchased	25,558,230
Written options, at value (premiums received — $7,762,805)	8,178,376
Investment management fee payable	5,925,941
Distributions payable	4,132,319
Payable to broker for option premiums	716,684
Service and/or distribution fees payable	278,004
Directors’ fees payable	55,203
Interest expense payable	5,972
Accrued expenses	2,548,822
Total Liabilities	1,304,844,206
Total Net Assets	$20,747,780,033

Net Assets:
Par value (Note 7)	$1,567,012
Paid-in capital in excess of par value	20,367,135,565
Total distributable earnings (loss)	379,077,456
Total Net Assets	$20,747,780,033

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	81

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2021

Net Assets:
Class A	$725,922,448
Class C	$93,883,833
Class C1	$1,277,509
Class FI	$200,017,743
Class R	$35,338,668
Class I	$13,122,344,083
Class IS	$6,568,995,749

Shares Outstanding:
Class A	54,856,254
Class C	7,093,346
Class C1	96,427
Class FI	15,105,534
Class R	2,667,729
Class I	991,519,856
Class IS	495,673,182

Net Asset Value:
Class A (and redemption price)	$13.23
Class C*	$13.24
Class C1*	$13.25
Class FI (and redemption price)	$13.24
Class R (and redemption price)	$13.25
Class I (and redemption price)	$13.23
Class IS (and redemption price)	$13.25
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.82

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends	$5,858,397
Interest from unaffiliated investments	187,832,256
Interest from affiliated investments	97,081
Less: Foreign taxes withheld	(536,765)
Total Investment Income	193,250,969

Expenses:
Investment management fee (Note 2)	40,408,069
Transfer agent fees (Note 5)	8,371,817
Service and/or distribution fees (Notes 2 and 5)	1,667,441
Registration fees	479,706
Legal fees	237,001
Directors’ fees	168,882
Fund accounting fees	127,282
Insurance	80,892
Commitment fees (Note 9)	75,913
Custody fees	66,155
Fees recaptured by investment manager (Note 2)	62,117
Audit and tax fees	40,194
Shareholder reports	37,525
Miscellaneous expenses	50,864
Total Expenses	51,873,858
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,506,504)
Net Expenses	46,367,354
Net Investment Income	146,883,615

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	27,053,545
Futures contracts	(26,459,774)
Written options	44,733,968
Swap contracts	41,247,627
Net Realized Gain	86,575,366
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(635,164,512)
Investments in affiliated securities	11,133
Futures contracts	12,381,242
Written options	(1,581,018)
Swap contracts	18,123,942
Change in Net Unrealized Appreciation (Depreciation)	(606,229,213)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(519,653,847)
Decrease in Net Assets From Operations	$(372,770,232)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	83

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$146,883,615	$317,007,755
Net realized gain	86,575,366	390,495,999
Change in net unrealized appreciation (depreciation)	(606,229,213)	689,316,079
Increase (Decrease) in Net Assets From Operations	(372,770,232)	1,396,819,833

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(253,365,479)	(699,129,912)
Decrease in Net Assets From Distributions to Shareholders	(253,365,479)	(699,129,912)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,487,623,774	10,123,833,732
Reinvestment of distributions	221,663,172	612,054,719
Cost of shares repurchased	(3,410,514,115)	(4,874,305,745)
Increase in Net Assets From Fund Share Transactions	1,298,772,831	5,861,582,706
Increase in Net Assets	672,637,120	6,559,272,627

Net Assets:
Beginning of period	20,075,142,913	13,515,870,286
End of period	$20,747,780,033	$20,075,142,913

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.65	$13.01	$12.21	$12.66	$12.32	$12.13

Income (loss) from operations:
Net investment income	0.07	0.21	0.32	0.30	0.24	0.25
Net realized and unrealized gain (loss)	(0.35)	0.92	0.91	(0.44)	0.35	0.20
Total income (loss) from operations	(0.28)	1.13	1.23	(0.14)	0.59	0.45

Less distributions from:
Net investment income	(0.10)	(0.28)	(0.34)	(0.31)	(0.25)	(0.26)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.14)	(0.49)	(0.43)	(0.31)	(0.25)	(0.26)

Net asset value, end of period	$13.23	$13.65	$13.01	$12.21	$12.66	$12.32
Total return[3]	(2.02)%	8.72%	10.03%	(0.99)%	4.82%	3.72%

Net assets, end of period (millions)	$726	$700	$520	$320	$419	$422

Ratios to average net assets:
Gross expenses	0.82%[4]	0.83%[5]	0.84%[5]	0.84%[5]	0.86%[5]	0.85%[5]
Net expenses[6,7]	0.82 [4]	0.82 [5]	0.82 [5]	0.82 [5]	0.82 [5]	0.83 [5]
Net investment income	1.11 [4]	1.55	2.50	2.48	1.95	2.03

Portfolio turnover rate[8]	40%	111%	125%[9]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	85

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.65	$13.01	$12.22	$12.67	$12.33	$12.14

Income (loss) from operations:
Net investment income	0.03	0.11	0.23	0.22	0.15	0.16
Net realized and unrealized gain (loss)	(0.34)	0.92	0.90	(0.44)	0.35	0.21
Total income (loss) from operations	(0.31)	1.03	1.13	(0.22)	0.50	0.37

Less distributions from:
Net investment income	(0.06)	(0.18)	(0.25)	(0.23)	(0.16)	(0.18)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.10)	(0.39)	(0.34)	(0.23)	(0.16)	(0.18)

Net asset value, end of period	$13.24	$13.65	$13.01	$12.22	$12.67	$12.33
Total return[3]	(2.28)%	7.96%	9.27%	(1.76)%	4.08%	3.01%

Net assets, end of period (000s)	$93,884	$98,221	$65,850	$46,145	$54,052	$56,994

Ratios to average net assets:
Gross expenses	1.51%[4]	1.52%	1.52%	1.53%	1.53%	1.52%
Net expenses[5]	1.51 [4,6]	1.51 [6]	1.52 [6]	1.52 [6]	1.53	1.52
Net investment income	0.41 [4]	0.84	1.80	1.78	1.23	1.31

Portfolio turnover rate[7]	40%	111%	125%[8]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.66	$13.02	$12.22	$12.67	$12.33	$12.14

Income (loss) from operations:
Net investment income	0.04	0.16	0.29	0.26	0.19	0.21
Net realized and unrealized gain (loss)	(0.34)	0.91	0.89	(0.44)	0.35	0.19
Total income (loss) from operations	(0.30)	1.07	1.18	(0.18)	0.54	0.40

Less distributions from:
Net investment income	(0.07)	(0.22)	(0.29)	(0.27)	(0.20)	(0.21)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.11)	(0.43)	(0.38)	(0.27)	(0.20)	(0.21)

Net asset value, end of period	$13.25	$13.66	$13.02	$12.22	$12.67	$12.33
Total return[3]	(2.16)%	8.24%	9.73%	(1.43)%	4.39%	3.31%

Net assets, end of period (000s)	$1,278	$1,649	$2,686	$12,024	$14,844	$17,523

Ratios to average net assets:
Gross expenses	1.26%[4]	1.25%	1.19%	1.19%	1.23%	1.23%
Net expenses[5]	1.25 [4,6]	1.25 [6]	1.19 [6]	1.19 [6]	1.23 [6]	1.23
Net investment income	0.65 [4]	1.17	2.30	2.11	1.53	1.65

Portfolio turnover rate[7]	40%	111%	125%[8]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	87

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.66	$13.01	$12.22	$12.67	$12.33	$12.14

Income (loss) from operations:
Net investment income	0.07	0.22	0.32	0.31	0.25	0.26
Net realized and unrealized gain (loss)	(0.35)	0.92	0.90	(0.45)	0.34	0.20
Total income (loss) from operations	(0.28)	1.14	1.22	(0.14)	0.59	0.46

Less distributions from:
Net investment income	(0.10)	(0.28)	(0.34)	(0.31)	(0.25)	(0.27)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.14)	(0.49)	(0.43)	(0.31)	(0.25)	(0.27)

Net asset value, end of period	$13.24	$13.66	$13.01	$12.22	$12.67	$12.33
Total return[3]	(2.01)%	8.73%	10.13%	(1.06)%	4.83%	3.74%

Net assets, end of period (millions)	$200	$207	$234	$181	$245	$177

Ratios to average net assets:
Gross expenses	0.80%[4]	0.80%	0.81%	0.81%	0.81%	0.81%[5]
Net expenses[6]	0.80 [4,7]	0.79 [7]	0.80 [7]	0.81 [7]	0.81 [7]	0.81 [5]
Net investment income	1.12 [4]	1.60	2.54	2.49	1.96	2.08

Portfolio turnover rate[8]	40%	111%	125%[9]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.66	$13.02	$12.23	$12.68	$12.33	$12.14

Income (loss) from operations:
Net investment income	0.05	0.17	0.28	0.26	0.20	0.21
Net realized and unrealized gain (loss)	(0.34)	0.91	0.90	(0.44)	0.36	0.20
Total income (loss) from operations	(0.29)	1.08	1.18	(0.18)	0.56	0.41

Less distributions from:
Net investment income	(0.08)	(0.23)	(0.30)	(0.27)	(0.21)	(0.22)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.12)	(0.44)	(0.39)	(0.27)	(0.21)	(0.22)

Net asset value, end of period	$13.25	$13.66	$13.02	$12.23	$12.68	$12.33
Total return[3]	(2.10)%	8.37%	9.68%	(1.39)%	4.56%	3.41%

Net assets, end of period (000s)	$35,339	$31,357	$26,359	$24,268	$28,847	$20,357

Ratios to average net assets:
Gross expenses	1.15%[4]	1.13%	1.13%	1.14%[5]	1.16%	1.14%[5]
Net expenses[6]	1.15 [4,7]	1.13 [7]	1.13 [7]	1.14 [5,7]	1.15 [7]	1.14 [5]
Net investment income	0.78 [4]	1.24	2.23	2.16	1.63	1.69

Portfolio turnover rate[8]	40%	111%	125%[9]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	89

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.65	$13.01	$12.21	$12.66	$12.32	$12.13

Income (loss) from operations:
Net investment income	0.10	0.26	0.37	0.35	0.29	0.30
Net realized and unrealized gain (loss)	(0.35)	0.92	0.91	(0.44)	0.35	0.20
Total income (loss) from operations	(0.25)	1.18	1.28	(0.09)	0.64	0.50

Less distributions from:
Net investment income	(0.13)	(0.33)	(0.39)	(0.36)	(0.30)	(0.31)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.17)	(0.54)	(0.48)	(0.36)	(0.30)	(0.31)

Net asset value, end of period	$13.23	$13.65	$13.01	$12.21	$12.66	$12.32
Total return[3]	(1.84)%	9.12%	10.44%	(0.63)%	5.21%	4.12%

Net assets, end of period (millions)	$13,122	$13,191	$8,470	$5,354	$5,627	$4,723

Ratios to average net assets:
Gross expenses	0.53%[4]	0.54%[5]	0.54%[5]	0.53%	0.55%	0.54%
Net expenses[6]	0.45 [4]	0.45 [5,7]	0.45 [5,7]	0.45 [7]	0.45 [7]	0.45 [7]
Net investment income	1.47 [4]	1.91	2.88	2.86	2.32	2.40

Portfolio turnover rate[8]	40%	111%	125%[9]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.67	$13.03	$12.23	$12.68	$12.34	$12.15

Income (loss) from operations:
Net investment income	0.10	0.26	0.38	0.36	0.30	0.31
Net realized and unrealized gain (loss)	(0.35)	0.92	0.90	(0.45)	0.34	0.19
Total income (loss) from operations	(0.25)	1.18	1.28	(0.09)	0.64	0.50

Less distributions from:
Net investment income	(0.13)	(0.33)	(0.39)	(0.36)	(0.30)	(0.31)
Net realized gains	(0.04)	(0.21)	(0.09)	—	—	—
Total distributions	(0.17)	(0.54)	(0.48)	(0.36)	(0.30)	(0.31)

Net asset value, end of period	$13.25	$13.67	$13.03	$12.23	$12.68	$12.34
Total return[3]	(1.82)%	9.14%	10.55%	(0.68)%	5.23%	4.14%

Net assets, end of period (millions)	$6,569	$5,846	$4,197	$3,485	$3,051	$1,997

Ratios to average net assets:
Gross expenses	0.42%[4,5]	0.42%[5]	0.43%[5]	0.42%[5]	0.44%	0.43%
Net expenses[6]	0.42 [4,5,7]	0.42 [5,7]	0.42 [5,7]	0.42 [5,7]	0.42 [7]	0.43
Net investment income	1.51 [4]	1.95	2.94	2.91	2.35	2.44

Portfolio turnover rate[8]	40%	111%	125%[9]	115%	102%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 65% for the six months ended June 30, 2021 and 159%, 201%, 380%, 363% and 204% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2021 Semi-Annual Report	91

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

92	Western Asset Core Bond Fund 2021 Semi-Annual Report

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2021 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,898,028,902	$9,261,056	$1,907,289,958
Other Corporate Bonds & Notes	—	4,406,983,410	—	4,406,983,410
U.S. Government & Agency Obligations	—	5,354,505,004	—	5,354,505,004
Mortgage-Backed Securities	—	4,104,848,905	—	4,104,848,905
Collateralized Mortgage Obligations	—	1,696,198,032	—	1,696,198,032
Asset-Backed Securities	—	1,355,440,633	—	1,355,440,633
Sovereign Bonds	—	953,312,544	—	953,312,544
Investments in Underlying Funds	$604,467,233	—	—	604,467,233
U.S. Treasury Inflation Protected Securities	—	145,366,002	—	145,366,002
Purchased Options	1,170,344	—	—	1,170,344
Municipal Bonds	—	225,949	—	225,949
Total Long-Term Investments	605,637,577	19,914,909,381	9,261,056	20,529,808,014

94	Western Asset Core Bond Fund 2021 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
U.S. Government Agencies	—	$2,389,718	—	$2,389,718
Money Market Funds	$779,573,567	—	—	779,573,567
Total Short-Term Investments	779,573,567	2,389,718	—	781,963,285
Total Investments	$1,385,211,144	$19,917,299,099	$9,261,056	$21,311,771,299
Other Financial Instruments:
Futures Contracts††	$19,780,921	—	—	$19,780,921
Centrally Cleared Interest Rate Swaps††	—	$147,963,045	—	147,963,045
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$27,681	27,681
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	15,351,394	—	15,351,394
Total Other Financial Instruments	$19,780,921	$163,314,439	$27,681	$183,123,041
Total	$1,404,992,065	$20,080,613,538	$9,288,737	$21,494,894,340

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$8,178,376	—	—	$8,178,376
Futures Contracts††	34,286,368	—	—	34,286,368
Centrally Cleared Interest Rate Swaps††	—	$29,119,413	—	29,119,413
Total	$42,464,744	$29,119,413	—	$71,584,157

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

Western Asset Core Bond Fund 2021 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

96	Western Asset Core Bond Fund 2021 Semi-Annual Report

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was $3,478,889,079. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

Western Asset Core Bond Fund 2021 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

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Notes to financial statements (unaudited) (cont’d)

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

102	Western Asset Core Bond Fund 2021 Semi-Annual Report

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

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Notes to financial statements (unaudited) (cont’d)

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $5,506,504, which included an affiliated money market fund waiver of $202,068.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

104	Western Asset Core Bond Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2021	$62,502	$1,186	$78	$6,086	$490	$5,732,750	$162,942
Expires December 31, 2022	47,809	1,193	32	3,282	414	9,206,473	200,383
Expires December 31, 2023	3,115	—	—	—	93	5,301,221	—
Total fee waivers/expense reimbursements subject to recapture	$113,426	$2,379	$110	$9,368	$997	$20,240,444	$363,325

For the six months ended June 30, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$62,117

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$402,902	—
CDSCs	5,333	$10,594

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

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Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,301,814,407	$13,231,170,817
Sales	1,135,082,728	12,252,763,013

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$20,923,133,010	$722,942,445	$(334,304,156)	$388,638,289
Written options	(7,762,805)	1,177,858	(1,593,429)	(415,571)
Futures contracts	—	19,780,921	(34,286,368)	(14,505,447)
Swap contracts	80,532,488	163,327,152	(29,119,413)	134,207,739

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$1,170,344	—	$1,170,344
Futures contracts[3]	19,780,921	—	19,780,921
OTC swap contracts[4]	—	$27,681	27,681
Centrally cleared swap contracts[5]	147,963,045	15,351,394	163,314,439
Total	$168,914,310	$15,379,075	$184,293,385

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$8,178,376
Futures contracts[3]	34,286,368
Centrally cleared swap contracts[5]	29,119,413
Total	$71,584,157

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[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(20,639,214)	—	$(20,639,214)
Futures contracts	(26,459,774)	—	(26,459,774)
Written options	44,733,968	—	44,733,968
Swap contracts	(18,424,273)	$59,671,900	41,247,627
Total	$(20,789,293)	$59,671,900	$38,882,607

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(113,306)	—	$(113,306)
Futures contracts	12,381,242	—	12,381,242
Written options	(1,581,018)	—	(1,581,018)
Swap contracts	50,303,198	$(32,179,256)	18,123,942
Total	$60,990,116	$(32,179,256)	$28,810,860

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

Western Asset Core Bond Fund 2021 Semi-Annual Report	107

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,517,606
Written options	6,829,287
Futures contracts (to buy)	8,823,542,375
Futures contracts (to sell)	10,278,793,133

Average Notional Balance
Interest rate swap contracts	$5,071,381,000
Credit default swap contracts (sell protection)	3,553,972,893

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Banc of America Securities LLC	$27,681	—	$27,681	—	$27,681

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

108	Western Asset Core Bond Fund 2021 Semi-Annual Report

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$867,613	†	$539,201
Class C	471,896		45,144
Class C1	4,847		981
Class FI	247,757		130,815
Class R	75,328		35,412
Class I	—		7,550,087
Class IS	—		70,177
Total	$1,667,441		$8,371,817

†	Amounts shown is exclusive of expense reimbursements. For the six months ended June 30, 2021, the service and/or distribution fees reimbursed amounted to $7 for Class A shares.

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$10,092
Class C	958
Class C1	15
Class FI	2,019
Class R	398
Class I	5,432,778
Class IS	60,244
Total	$5,506,504

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$5,355,907	$12,873,232
Class C	405,379	1,109,378
Class C1	7,606	34,490
Class FI	1,545,827	4,632,189
Class R	184,577	492,257
Class I	123,334,664	263,456,209
Class IS	59,555,032	123,366,184
Total	$190,388,992	$405,963,939

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Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Realized Gains:
Class A	$2,188,795	$10,132,088
Class C	286,967	1,429,155
Class C1	3,886	24,616
Class FI	611,407	3,089,460
Class R	107,413	457,851
Class I	39,899,651	192,376,073
Class IS	19,878,368	85,656,730
Total	$62,976,487	$293,165,973

7. Capital shares

At June 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	14,935,912	$198,499,104	30,068,345	$403,629,772
Shares issued on reinvestment	358,862	4,739,490	1,077,637	14,590,498
Shares repurchased	(11,742,439)	(155,768,921)	(19,833,259)	(266,078,928)
Net increase	3,552,335	$47,469,673	11,312,723	$152,141,342

Class C
Shares sold	909,675	$12,080,528	3,367,084	$45,507,450
Shares issued on reinvestment	40,436	533,944	141,275	1,915,831
Shares repurchased	(1,052,338)	(13,960,772)	(1,374,615)	(18,521,014)
Net increase (decrease)	(102,227)	$(1,346,300)	2,133,744	$28,902,267

Class C1
Shares sold	521	$6,912	884	$11,913
Shares issued on reinvestment	845	11,169	4,261	57,642
Shares repurchased	(25,665)	(343,665)	(90,695)	(1,221,049)
Net decrease	(24,299)	$(325,584)	(85,550)	$(1,151,494)

Class FI
Shares sold	3,163,998	$41,819,847	6,941,103	$93,087,252
Shares issued on reinvestment	157,708	2,083,959	554,564	7,499,766
Shares repurchased	(3,373,571)	(44,674,596)	(10,321,307)	(138,012,112)
Net decrease	(51,865)	$(770,790)	(2,825,640)	$(37,425,094)

110	Western Asset Core Bond Fund 2021 Semi-Annual Report

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class R
Shares sold	879,234	$11,676,590	1,039,095	$13,971,500
Shares issued on reinvestment	21,404	282,945	64,838	879,528
Shares repurchased	(528,141)	(7,006,714)	(833,202)	(11,163,577)
Net increase	372,497	$4,952,821	270,731	$3,687,451

Class I
Shares sold	204,590,989	$2,718,308,195	523,208,410	$7,038,951,771
Shares issued on reinvestment	11,459,187	151,371,707	30,778,755	417,145,582
Shares repurchased	(191,045,225)	(2,524,235,198)	(238,633,327)	(3,175,019,039)
Net increase	25,004,951	$345,444,704	315,353,838	$4,281,078,314

Class IS
Shares sold	113,340,993	$1,505,232,598	188,114,264	$2,528,674,074
Shares issued on reinvestment	4,736,647	62,639,958	12,540,433	169,965,872
Shares repurchased	(50,147,378)	(664,524,249)	(95,105,880)	(1,264,290,026)
Net increase	67,930,262	$903,348,307	105,548,817	$1,434,349,920

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such companies for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$6,269,069	—	—	$6,269,000	6,269,000

Western Asset Core Bond Fund 2021 Semi-Annual Report	111

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$6,000,000	6,000,000	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,125,377,450	3,987,556,702	3,987,556,702	$4,333,360,585	4,333,360,585
	$1,131,646,519	$3,993,556,702		$4,339,629,585

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	$14,099	$(69)	—
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	29,055	11,202	$6,011,202
Western Asset Premier Institutional Government Reserves, Premium Shares	—	53,927	—	779,573,567
	—	$97,081	$11,133	$785,584,769

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund

112	Western Asset Core Bond Fund 2021 Semi-Annual Report

had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on

Western Asset Core Bond Fund 2021 Semi-Annual Report	113

Notes to financial statements (unaudited) (cont’d)

the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

114	Western Asset Core Bond Fund 2021 Semi-Annual Report

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company,LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012825 8/21 SR21-4223

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021